Related party transactions	12 Months Ended
Dec. 31, 2011
Related party transactions
Related party transactions

19                                  Related party transactions

For the years presented, the principal related party transactions and amounts due from and due to related parties are summarized as follows:

	Year ended December 31
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Purchase of packaging and raw materials from related parties (note (a))	364	23	454	72
Purchase of products from a related party (note (b))	2,108	—	—	—
Sales of products to related parties (note (c))	4,596	6,158	8,678	1,379
Professional fee paid to a related party (note (d))	2,000	—	—	—
Interest income from loan to a related party (note (e))	1,192	1,274	1,506	239
Interest income from advances to an affiliated company (note (f))	908	1,485	1,827	290
Advance to an affiliated company (note (f))	19,500	12,600	—	—
Repayment from an affiliated Company (note (f))	—	—	19,500	3,098
Repayment from a related party (note (e))	—	—	1,325	211

	December 31,
	2010	2011	2011
	RMB	RMB	US$
Due from related parties:
Current portion	1,272	9,661	1,535
Non-current portion	23,574	16,000	2,542
Due from related parties (note (e))	24,846	25,661	4,077
Advances to an affiliated company (note (f))	33,833	16,160	2,568
Due to related parties (note (g))	110	8,788	1,396

Notes:

(a)            The Group purchased packaging and raw materials from a noncontrolling shareholder of a subsidiary and a company in which a major shareholder of the Company has an equity interest.

(b)            The Group purchased pharmaceutical products from a company in which a noncontrolling shareholder of a subsidiary has an equity interest.

(c)             The Group sold pharmaceutical products to the companies in which a major shareholder of the Company has an equity interest.

(d)            The Group paid professional service fee to an entity for corporate consultancy service. The Group and this entity have common directors.

(e)             The non-current portion of amounts due from related parties as of December 31, 2010 represented a RMB21,600 secured loan which was renewed on July 1, 2010 and extended for another 1 year.  The loan was classified as non-current as of December 31, 2010 because management expected the loan to be renewed and extended beyond 12 months from the balance sheet date. On July 1, 2011, the loan was renewed and agreed to be repaid in several installments, RMB5,600 (US$890), RMB10,000 (US$1,589) and RMB6,000 (US$953) would be repaid before June 30, 2012, 2013 and 2014, respectively. The secured loan bears a floating interest rate equal to RMB benchmark lending rates of financial institutions multiplied by 120% and is secured by noncontrolling shareholder’s entire equity interest in the subsidiary. As of December 31, 2011, RMB5,600 (US$890) and RMB16,000 (US$5,242) were classified as current and non-current portion of amount due from related parties, respectively.

The remaining balance of the non-current portion of amounts due from related parties as of December 31, 2010 represented the accrued loan interest of RMB1,974, which was classified as non-current as of December 31, 2010 due to the same basis as the secured loan mentioned above. RMB1,325 (US$211) of accrued loan interest was repaid in 2011. The cumulative accrued loan interest of RMB2,155 (US$342) as of December 31, 2011 was classified as current portion of amounts due from related parties as it was agreed to be repaid before December 31, 2012 in the renewed loan contracts.

The current portion of amounts due from related parties related to transactions described in note (c) above as of December 31, 2010 and 2011 were RMB140 and RMB774 (US$123), respectively. These amounts were interest-free, unsecured and repayable on demand. The current portion as of December 31, 2010 and 2011 also included an advance payment of RMB1,132 and RMB1,132 (US$180) to a related party and the amount is interest-free, unsecured and repayable on demand.

(f)              The amounts as of December 31, 2010 included two loans with principal of RMB19,500 and RMB12,600 respectively and the related accrued interest of RMB1,733. In 2011, the affiliated company repaid the principal of the loan of RMB19,500 (US$3,098).  As of December 31, 2011, the amounts includes the principal of the loan of RMB12,600 (US$2,002) and the accrued interest of RMB3,560 (US$566).

(g)             The amount as of December 31, 2011 represented the unpaid dividend declared by Simcere Zhong Ren in 2011 attributable to the noncontrolling shareholder.